Schedule of Liabilities Subject to Measurement at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	$ 24	$ 246	$ 123	$ 142
Derivative Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			12
Investment In Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		214
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	24	32		142
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 1 [Member] | Derivative Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 1 [Member] | Investment In Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	24	32	123	142
Fair Value, Inputs, Level 2 [Member] | Derivative Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			123	142
Fair Value, Inputs, Level 2 [Member] | Investment In Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	24	32		142
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		214
Fair Value, Inputs, Level 3 [Member] | Derivative Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities
Fair Value, Inputs, Level 3 [Member] | Investment In Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		214
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities